CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement Abstract
RESEARCH AND DEVELOPMENT EXPENSES	$ (5,395)	$ (5,139)	$ (9,830)	$ (9,417)
SALES AND MARKETING EXPENSES	(1,158)	(330)	(1,795)	(484)
GENERAL AND ADMINISTRATIVE EXPENSES	(1,049)	(1,044)	(2,056)	(2,061)
OPERATING LOSS	(7,602)	(6,513)	(13,681)	(11,962)
NON-OPERATING INCOME (EXPENSES), NET	458	(217)	1,726	(4,778)
FINANCIAL INCOME	80	130	147	247
FINANCIAL EXPENSES	(379)	(242)	(565)	(541)
NET LOSS AND COMPREHENSIVE LOSS	$ (7,443)	$ (6,842)	$ (12,373)	$ (17,034)
LOSS PER ORDINARY SHARE - BASIC	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)
LOSS PER ORDINARY SHARE - DILUTED	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF LOSS PER ORDINARY SHARE	715,365,554	669,138,994	715,260,781	614,780,845